Consolidated condensed statements of financial position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Contracted concessional assets	$ 7,644,952	$ 8,021,568
Investments carried under the equity method	275,572	294,581
Financial investments	135,713	96,608
Deferred tax assets	135,921	172,268
Total non-current assets	8,192,158	8,585,025
Current assets
Inventories	33,011	29,694
Trade and other receivables	288,844	307,143
Financial investments	188,804	207,379
Cash and cash equivalents	668,247	622,689
Total current assets	1,178,906	1,166,905
Total assets	9,371,064	9,751,930
Equity attributable to the Company
Share capital	11,524	11,240
Share premium	959,252	872,011
Capital reserves	918,736	1,020,027
Other reserves	274,643	171,272
Accumulated currency translation differences	(169,462)	(133,450)
Accumulated deficit	(390,317)	(398,701)
Non-controlling interests	192,455	206,206
Total equity	1,796,831	1,748,605
Non-current liabilities
Long-term corporate debt	971,586	995,190
Long-term project debt	4,390,459	4,387,674
Grants and other liabilities	1,252,349	1,263,744
Derivative liabilities	93,506	223,453
Deferred tax liabilities	296,637	308,859
Total non-current liabilities	7,004,537	7,178,920
Current liabilities
Short-term corporate debt	28,505	27,881
Short-term project debt	345,041	648,519
Trade payables and other current liabilities	154,671	113,907
Income and other tax payables	41,479	34,098
Total current liabilities	569,696	824,405
Total equity and liabilities	$ 9,371,064	$ 9,751,930